Property, Plant and Equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	$ 43,517	$ 22,675
Property, plant and equipment at end of period	48,247	43,517	$ 22,675
IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,813	2,091
Property, plant and equipment at end of period	2,893	1,813	2,091
Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	33,780	16,798
Property, plant and equipment at end of period	28,393	33,780	16,798
Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	6,615	3,191
Property, plant and equipment at end of period	12,297	6,615	3,191
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,184	436
Property, plant and equipment at end of period	4,573	1,184	436
Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	125	160
Property, plant and equipment at end of period	91	125	160
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	72,716	45,351	34,282
Additions	27,158	28,152	12,082
Disposals	(15,905)	(787)	(1,013)
Property, plant and equipment at end of period	83,969	72,716	45,351
Cost | IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	9,714	8,895	8,160
Additions	2,740	1,039	937
Disposals	(1,107)	(220)	(202)
Property, plant and equipment at end of period	11,347	9,714	8,895
Cost | Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	48,990	28,585	19,815
Additions	9,478	20,639	8,770
Disposals	(11,555)	(234)	0
Property, plant and equipment at end of period	46,913	48,990	28,585
Cost | Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	10,709	5,550	3,980
Additions	10,408	5,492	2,327
Disposals	(3,243)	(333)	(757)
Property, plant and equipment at end of period	17,874	10,709	5,550
Cost | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	2,957	1,975	1,981
Additions	4,532	982	48
Disposals	0	0	(54)
Property, plant and equipment at end of period	7,489	2,957	1,975
Cost | Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	346	346	346
Additions	0	0	0
Disposals	0	0	0
Property, plant and equipment at end of period	346	346	346
Depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(29,198)	(22,675)	(18,047)
Depreciation	(13,244)	(7,245)	(5,574)
Disposals	6,720	722	946
Property, plant and equipment at end of period	(35,722)	(29,198)	(22,675)
Depreciation and impairment | IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(7,901)	(6,804)	(5,454)
Depreciation	(1,660)	(1,252)	(1,539)
Disposals	1,107	155	189
Property, plant and equipment at end of period	(8,454)	(7,901)	(6,804)
Depreciation and impairment | Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(15,210)	(11,787)	(8,948)
Depreciation	(6,135)	(3,657)	(2,839)
Disposals	2,825	234	0
Property, plant and equipment at end of period	(18,520)	(15,210)	(11,787)
Depreciation and impairment | Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(4,093)	(2,359)	(2,145)
Depreciation	(4,272)	(2,067)	(971)
Disposals	2,788	333	757
Property, plant and equipment at end of period	(5,577)	(4,093)	(2,359)
Depreciation and impairment | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(1,773)	(1,539)	(1,350)
Depreciation	(1,143)	(234)	(189)
Disposals	0	0	0
Property, plant and equipment at end of period	(2,916)	(1,773)	(1,539)
Depreciation and impairment | Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(221)	(186)	(150)
Depreciation	(34)	(35)	(36)
Disposals	0	0	0
Property, plant and equipment at end of period	$ (255)	$ (221)	$ (186)